Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Central Index Key	0001584433
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class A
Prospectus:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-1
Prospectus:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2
Prospectus:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-3
Prospectus:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-4
Prospectus:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5
Prospectus:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-6
Prospectus:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class B
Prospectus:
Trading Symbol	DWGBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class C
Prospectus:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-1
Prospectus:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-2
Prospectus:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-A
Prospectus:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-B
Prospectus:
Trading Symbol	CDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-C
Prospectus:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-E
Prospectus:
Trading Symbol	CDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2E
Prospectus:
Trading Symbol	RDEGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5E
Prospectus:
Trading Symbol	RDWHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-3
Prospectus:
Trading Symbol	FDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-T
Prospectus:
Trading Symbol	TWDGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class T
Prospectus:
Trading Symbol	TDWGX